FINANCIAL INSTRUMENTS - Schedule of Trade and Other Receivables, Other Payables and Derivative Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Within trade payables
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	$ 19,347	$ 10,580
Amounts offset	11,935	6,467
Net amounts as presented	7,412	4,113
Cash collateral received/pledged	61	1
Other offsetting instruments	283	79
Net amounts	7,068	4,033
Within derivative financial instruments
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	54,534	10,502
Amounts offset	40,350	5,893
Net amounts as presented	14,184	4,609
Cash collateral received/pledged	697	797
Other offsetting instruments	3,109	1,761
Net amounts	10,378	2,051
Within trade receivables
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	20,561	10,658
Amounts offset	11,937	6,470
Net amounts as presented	8,624	4,188
Cash collateral received/pledged	164	14
Other offsetting instruments	283	79
Net amounts	8,177	4,095
Within derivative financial instruments
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	48,813	12,798
Amounts offset	39,819	6,125
Net amounts as presented	8,994	6,673
Cash collateral received/pledged	902	1,573
Other offsetting instruments	3,098	1,750
Net amounts	$ 4,994	$ 3,350